24 Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of equity [Line Items]
Other comprehensive loss, beginning	R$ (912,154)
Actuarial gains (losses)	511,152	R$ (363,059)	R$ (10,994)
Other comprehensive loss, ending	(401,002)	(912,154)
G1 Plan [member]
Summary of equity [Line Items]
Other comprehensive loss, beginning	105,254
Actuarial gains (losses)	(10,179)
Other comprehensive loss, ending	95,075	105,254
G0 plan [member]
Summary of equity [Line Items]
Other comprehensive loss, beginning	(1,017,408)
Actuarial gains (losses)	521,331
Other comprehensive loss, ending	R$ (496,077)	R$ (1,017,408)